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                          MFS(R) INVESTMENT MANAGEMENT
              500 BOYLSTON STREET, BOSTON, MASSACHUSETTS 02116-3741
                                 (617) 954-5000




                                        May 1, 2006

VIA EDGAR
United States Securities & Exchange Commission
100 F Street, N.E.
Washington, DC  20549

     Re: MFS(R) Series Trust X (the "Trust") (File Nos. 33-1657 and 811-4492) on Behalf of MFS(R) International Growth Fund, MFS(R) International Value Fund & MFS(R) Emerging Markets Debt Fund (the "Funds")

Ladies and Gentlemen:

         Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter on behalf of the Trust as certification that the W Share Prospectuses for the Funds do not differ from those contained in Post-Effective Amendment No. 60 (the "Amendment") to the Trust's Registration Statement on Form N-1A. The Amendment was filed electronically on April 27, 2006.

         Please call the undersigned at (617) 954-4340 or Laura Wallace at (617) 954-7207 with any questions you may have.

                                        Very truly yours,



                                        SUSAN A. PEREIRA
                                        Susan A. Pereira
                                        Vice President & Senior Counsel

SAP/bjn